Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Worldwide Realty Income Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Securities Act File No. 333-116581

Investment Company Act File No. 811-21595

(1)	Title of the class of securities of Cohen & Steers Worldwide Realty Income Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M7 (CUSIP: 19248J209) (“Series M7 Shares”),

Auction Market Preferred Shares, Series W28 (CUSIP: 19248J308) (“Series W28 Shares”),

        (together, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M7	September 9, 2008
W28	September 11, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Part 1, Section 3(a)(i) of the Articles Supplementary of the Company dated as of May 20, 2005.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem, pro-rata (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M7	1,700	$42,500,000
W28	1,700	$42,500,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of July, 2008.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President